FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Financial Instruments [Abstract]
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	$ 9
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ (9)